Related undertakings - Summary of Full list of Related Parties - United States to Venezuela (Detail)	12 Months Ended
Dec. 31, 2017
Elsevier Holdings Inc. [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Holdings Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Ravel Law Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Ravel Law Inc
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Re (CMDGC) Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Re (CMDGC) Inc
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Reed Business Information Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Business Information Inc.
Percentage of undertaking	100.00%
Reg Office	3355 West Alabama Street, Houston, TX 77098
United States [member] | Reed Technology And Information Services Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Technology and Information Services Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Reed Westminster Cares Inc [member]
Disclosure of transactions between related parties [line items]
Company Name	Reed Westminster Cares Inc.
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | RELX Capital Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Capital Inc.
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | RELX Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | RELX US Holdings Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	RELX US Holdings Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Reman Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Reman, Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | REV IV Partnership LP [member]
Disclosure of transactions between related parties [line items]
Company Name	REV IV Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | Ronald G Segel Memorial Scholarship Fund Inc [member]
Disclosure of transactions between related parties [line items]
Company Name	Ronald G. Segel Memorial Scholarship Fund Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | SAFI Americas LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	SAFI Americas LLC
Percentage of undertaking	50.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | tClara LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	tClara LLC
Percentage of undertaking	51.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Elsevier Foundation [member]
Disclosure of transactions between related parties [line items]
Company Name	The Elsevier Foundation
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | The Michie Company [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	The Michie Company
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Five Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2005 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Six Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2006 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Eight Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2008 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Nine Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2009 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Ten Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2010 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Eleven Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2011 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Twelve Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2012 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Reed Elsevier Ventures Two Thousand Thirteen Partnership LP [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Reed Elsevier Ventures 2013 Partnership LP
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | The Remick Publishers [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	The Remick Publishers
Percentage of undertaking	50.00%
Reg Office	313 Washington Street, Suite 400, Newton, MA 02458
United States [member] | World Compliance Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	World Compliance, Inc.
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | Flightstats Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Flightstats, Inc.
Percentage of undertaking	100.00%
Reg Office	3355 West Alabama Street, Houston, TX 77098
United States [member] | Gaming Business Asia LLC Fifty Percentage [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Gaming Business Asia LLC (50%)
Percentage of undertaking	50.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Globalrange Corporation [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Globalrange Corporation
Percentage of undertaking	100.00%
Reg Office	3355 West Alabama Street, Houston, TX 77098
United States [member] | Gold Standard Inc [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Gold Standard, Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Health Market Science Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Health Market Science, Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | IDGRBI China Publishers LLC fifty percentage [Member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	IDG-RBI China Publishers LLC
Percentage of undertaking	50.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Informed Decisions LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Informed Decisions, LLC
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Innovata LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Innovata, LLC
Percentage of undertaking	100.00%
Reg Office	3355 West Alabama Street, Houston, TX 77098
United States [member] | Intelligize Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Intelligize, Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Internet-Journals, LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Internet-Journals, LLC
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | J Allan Sheehan Scholarship Fund Inc [member]
Disclosure of transactions between related parties [line items]
Company Name	J.Allan Sheehan Scholarship Fund Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Knovel Corporation [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Knovel Corporation
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Lex Machina Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Lex Machina Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | LexisNexis Claims Solutions Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Claims Solutions Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Coplogic Solutions Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Coplogic Solutions Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Of Puerto Rico Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis of Puerto Rico Inc.
Percentage of undertaking	100.00%
Reg Office	Puerta Del Condado #1095, Wilson Ave, Local #3, San Juan, PR 00907
United States [member] | LexisNexis Risk Assets Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Assets Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Risk Data Management Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Data Management Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Risk Holdings Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Holdings Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Risk Solutions Bureau LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions Bureau LLC
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Risk Solutions FL Inc [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions FL Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Risk Solutions Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Risk Solutions Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | LexisNexis Special Services Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis Special Services Inc.
Percentage of undertaking	100.00%
Reg Office	Puerta Del Condado #1095, Wilson Ave, Local #3, San Juan, PR 00907
United States [member] | LexisNexis VitalChek Network Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	LexisNexis VitalChek Network Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | Managed Technology Services LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Managed Technology Services LLC (51%)
Percentage of undertaking	51.00%
Reg Office	1209 Orange Street, Wilmington, DE 19801
United States [member] | Matthew Bender And Company Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Matthew Bender & Company, Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | MLex US Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	MLex US, Inc. (91%)
Percentage of undertaking	91.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | MWW Clinical Sales Force Inc Fifty Percentage [Member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	MWW Clinical Sales Force, Inc. (50%)
Percentage of undertaking	50.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Nexis Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Nexis, Inc.
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | PoliceReports US LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	PoliceReports.US, LLC
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | Portfolio Media Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Portfolio Media, Inc
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Accuity Asset Verification Services Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Accuity Asset Verification Services Inc.
Percentage of undertaking	100.00%
Reg Office	1007 Church Street, Evanston IL 60201
United States [member] | Accuity Europe Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Accuity Europe Inc.
Percentage of undertaking	100.00%
Reg Office	1007 Church Street, Evanston IL 60201
United States [member] | Accuity Holdings Inc [member] | Common stock and preferred stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Accuity Holdings Inc.
Percentage of undertaking	100.00%
Reg Office	1007 Church Street, Evanston IL 60201
United States [member] | Accuity Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Accuity Inc.
Percentage of undertaking	100.00%
Reg Office	1007 Church Street, Evanston IL 60201
United States [member] | CLUE Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	C.L.U.E. Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | Charles Jones LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Charles Jones LLC
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | De Pluimen LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	De Pluimen LLC
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Derman Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Derman, Inc.
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
United States [member] | Diio LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Diio LLC
Percentage of undertaking	100.00%
Reg Office	3355 West Alabama Street, Houston, TX 77098
United States [member] | DunlapHanna Publishers Fifty Percentage [member] | Partnership interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Dunlap-Hanna Publishers (50%)
Percentage of undertaking	50.00%
Reg Office	313 Washington Street, Suite 400, Newton, MA 02458
United States [member] | Elsevier Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Elsevier Medical Information LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier Medical Information LLC
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Elsevier STM Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Elsevier STM Inc.
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Enclarity Inc [member] | Common Stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Enclarity, Inc.
Percentage of undertaking	100.00%
Reg Office	1000 Alderman Dr., Alpharetta, GA 30005
United States [member] | ExitCare LLC [member] | Membership Interest [member]
Disclosure of transactions between related parties [line items]
Company Name	ExitCare LLC
Percentage of undertaking	100.00%
Reg Office	230 Park Ave, New York, NY 10169
United States [member] | Fire Solutions Inc [member] | Common stock and preferred stock [member]
Disclosure of transactions between related parties [line items]
Company Name	Fire Solutions Inc.
Percentage of undertaking	100.00%
Reg Office	1105 North Market St, Wilmington, DE 19801
Venezuela [member] | Encyclopedie Medico Chirurgicale Venezuela CA [member] | Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Company Name	Encyclopédie Médico-Chirurgicale Venezuela C.A.
Percentage of undertaking	100.00%
Reg Office	Avenida Banca, Torre BOD, Piso 21, La Castellana, Estado Miranda, Caracas, Venezuela